Share Capital (Details) $ in Millions		1 Months Ended	12 Months Ended
	Dec. 31, 2020 shares	Sep. 30, 2021 shares	Dec. 31, 2022 CAD ($) shares	Dec. 31, 2022 USD ($) shares	Dec. 31, 2021 shares
Share Capital (Details) [Line Items]
Share outstanding			12,805,291	12,805,291	12,020,087
Non-Voting Participating Preferred shares		600
Shares issued					3,660,000
Adjustment amount | $				$ 15.3
Class A Common shares [Member]
Share Capital (Details) [Line Items]
Voting share			one	one	one
Golden share [Member]
Share Capital (Details) [Line Items]
Share outstanding					1
Class B Common Shares [Member]
Share Capital (Details) [Line Items]
Voting share			one	one	one
Class C Common Shares [Member]
Share Capital (Details) [Line Items]
Voting share					one
Share outstanding			112,841	112,841	112,841
Director Voting Preferred Shares [Member]
Share Capital (Details) [Line Items]
Stock options exercised		600
Restricted Stock Units [Member]
Share Capital (Details) [Line Items]
RSUs settled (in Dollars) | $			$ 411,146
Settled shares			210,978	210,978
Non-Voting Participating Preferred Shares [Member]
Share Capital (Details) [Line Items]
Restricted shares in units	66,667
Settled in exchange	30,980
Class B LP Units [Member]
Share Capital (Details) [Line Items]
Shares issued			574,226	574,226
Adjustment amount | $			$ 20,800,000